Prospectus and Statement of Additional
Information Supplement

December 16, 2023

Morgan Stanley ETF Trust

Supplement dated December 16, 2023 to the Morgan Stanley ETF Trust Prospectus and Statement of Additional Information dated December 16, 2023

Eaton Vance Short Duration Municipal Income ETF
(the "Fund")

As of the date of this supplement, the Eaton Vance Short Duration Municipal Income ETF is not offered for sale or available for purchase by investors.

Please retain this supplement for future reference.

  EVSDMIETFPROSAISPT 12/23